Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Principal Funds, Inc.
Supplement dated October 13, 2023
to the Prospectus dated March 1, 2023
(as previously supplemented)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

Tax-Exempt Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR TAX-EXEMPT BOND FUND
Strategy [Heading]	rr_StrategyHeading	In the Principal Investment Strategies section, delete the only paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Many of these are from California, Illinois, and New York. Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund’s investment in municipal obligations include industrial revenue bonds. The Fund also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
The Fund invests in investment-grade securities and, with respect to up to 20% of its assets, in below-investment-grade bonds (sometimes called “high yield bonds” or “junk bonds”). Below-investment-grade bonds are rated, at the time of purchase, Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). The Fund’s total investment in below-investment-grade bonds plus investment-grade bonds rated Baa by Moody’s or BBB by S&P Global, at the time of purchase, will not exceed 40% of the Fund’s net assets. If the bond has been rated by only one of the rating agencies, that rating will determine the bond’s rating; if the bond is rated differently by the rating agencies, the highest rating will be used; and if the bond has not been rated by either of the rating agencies, those selecting such investments will determine the bond’s quality.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Municipal Bond Index, which as of January 31, 2023 was 5.48 years. The Fund is not managed to a particular maturity.